PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net:

	At December 31,
	2021	2022
Land	$282,000	$275,000
Plant and machinery	858,948	781,324
Motor vehicles	65,473	94,654
Office equipment	252,150	381,118
Power stations(1)	138,533,441	191,011,142

Less: Accumulated depreciation	(19,181,277)	(25,438,066)
	120,810,735	167,105,172
Construction in progress	4,835,751	3,372,189
Property, plant and equipment, net	$125,646,486	$170,477,361
(1)	All power stations were self-constructed, except for Project Branston that the Company acquired on September 30, 2022 with an original cost of $42,793,499 (as discussed in Note 3).

Construction in progress mainly represents solar power projects which are under development for self-electricity generation in China.

Depreciation expense for the years ended December 31, 2020, 2021 and 2022 was $7,342,327, $6,794,404 and $6,817,331, respectively.